Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value of Assets and Liabilities
Summary of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

				Balance at
	Level 1	Level 2	Level 3	Fair Value
December 31, 2022	RMB	RMB	RMB	RMB
Assets
Investments under fair value option	—	1,006,783	—	1,006,783
Total Assets	—	1,006,783	—	1,006,783

	Level 1	Level 2	Level 3	Fair Value
December 31, 2023	RMB	RMB	RMB	RMB
Assets
Investments under fair value option	—	1,668,550	—	1,668,550
Total Assets	—	1,668,550	—	1,668,550